Quarterly Holdings Report
for
Fidelity® Fund
March 31, 2025
FID-NPRT3-0525
1.799854.121
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	112,000	19,709,936
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	405,500	31,466,721
CANADA - 0.8%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	194,500	9,592,207
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp (United States) (a)	483,100	19,884,396
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	78,900	2,647,095
Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp	192,700	30,307,349
TOTAL CANADA		62,431,047
CHINA - 1.3%
Consumer Discretionary - 0.8%
Automobiles - 0.4%
BYD Co Ltd H Shares	591,000	29,926,188
Broadline Retail - 0.4%
PDD Holdings Inc Class A ADR (b)	228,700	27,066,645
TOTAL CONSUMER DISCRETIONARY		56,992,833

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	193,177	36,715,221
TOTAL CHINA		93,708,054
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	11,900	7,369,416
INDIA - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Zomato Ltd (b)	2,777,500	6,525,554
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	465,200	6,917,294
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd/Gandhinagar ADR	604,500	40,162,980
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	446,100	1,326,257
TOTAL INDIA		54,932,085
ISRAEL - 0.1%
Information Technology - 0.1%
Software - 0.1%
Cellebrite DI Ltd (b)	427,500	8,306,325
ITALY - 0.9%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	513,200	58,599,885
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	273,100	11,571,247
TOTAL ITALY		70,171,132
JAPAN - 0.5%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	1,211,800	28,452,343
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	71,300	3,178,304
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	296,600	8,463,531
TOTAL JAPAN		40,094,178
NETHERLANDS - 1.2%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	75,200	44,508,248
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	76,400	11,858,855
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	13,800	6,198,574
ASML Holding NV	36,200	23,956,210
BE Semiconductor Industries NV	7,426	764,591
		30,919,375
TOTAL NETHERLANDS		87,286,478
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	580,200	96,313,200
UNITED KINGDOM - 0.9%
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	997,500	15,153,003
Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	244,000	35,830,142
Industrials - 0.2%
Professional Services - 0.2%
RELX PLC	275,600	13,843,578
TOTAL UNITED KINGDOM		64,826,723
UNITED STATES - 90.4%
Communication Services - 16.6%
Entertainment - 2.4%
Netflix Inc (b)	187,200	174,569,616
Interactive Media & Services - 14.1%
Alphabet Inc Class A	3,961,270	612,570,793
Meta Platforms Inc Class A	757,601	436,650,912
		1,049,221,705
Media - 0.0%
Magnite Inc (b)	209,600	2,391,536
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	39,400	10,508,374
TOTAL COMMUNICATION SERVICES		1,236,691,231

Consumer Discretionary - 11.6%
Broadline Retail - 5.6%
Amazon.com Inc (b)	2,194,430	417,512,252
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill Inc (b)	809,300	40,634,953
DraftKings Inc Class A (b)	644,400	21,400,524
Hilton Worldwide Holdings Inc	344,400	78,368,220
		140,403,697
Household Durables - 1.0%
DR Horton Inc	190,800	24,256,404
PulteGroup Inc	418,500	43,021,800
TopBuild Corp (b)	21,200	6,464,940
		73,743,144
Specialty Retail - 2.8%
Floor & Decor Holdings Inc Class A (b)	45,800	3,685,526
Lowe's Cos Inc	315,800	73,654,034
O'Reilly Automotive Inc (b)	33,000	47,275,140
TJX Cos Inc/The	639,600	77,903,280
Ulta Beauty Inc (b)	20,700	7,587,378
		210,105,358
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co Class A	220,800	3,442,272
Lululemon Athletica Inc (b)	21,400	6,057,484
Samsonite Group SA (c)(d)	4,979,700	11,810,516
		21,310,272
TOTAL CONSUMER DISCRETIONARY		863,074,723

Consumer Staples - 1.4%
Beverages - 1.2%
Coca-Cola Co/The	1,258,000	90,097,960
Food Products - 0.1%
Freshpet Inc (b)	81,600	6,786,672
Personal Care Products - 0.1%
elf Beauty Inc (a)(b)	112,000	7,032,480
TOTAL CONSUMER STAPLES		103,917,112

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (b)	599,200	24,231,648
Centrus Energy Corp Class A (a)(b)	107,700	6,700,017
Cheniere Energy Inc	194,800	45,076,720
Exxon Mobil Corp	751,700	89,399,681
		165,408,066
Financials - 9.8%
Banks - 3.3%
Bank of America Corp	1,642,800	68,554,044
Wells Fargo & Co	2,449,800	175,871,142
		244,425,186
Capital Markets - 0.4%
Blue Owl Capital Inc Class A	1,629,400	32,653,176
Charles Schwab Corp/The	103,200	8,078,496
		40,731,672
Financial Services - 3.5%
Apollo Global Management Inc	373,500	51,147,090
Fiserv Inc (b)	327,800	72,388,074
Mastercard Inc Class A	204,800	112,254,976
Toast Inc Class A (b)	667,600	22,144,292
		257,934,432
Insurance - 2.6%
Arthur J Gallagher & Co	278,200	96,045,768
Chubb Ltd	316,500	95,579,835
		191,625,603
TOTAL FINANCIALS		734,716,893

Health Care - 10.9%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (b)	193,000	52,113,860
Celldex Therapeutics Inc (b)	89,000	1,615,350
Cytokinetics Inc (b)	46,700	1,876,873
Dyne Therapeutics Inc (b)	107,713	1,126,678
Keros Therapeutics Inc (b)	89,400	910,986
Legend Biotech Corp ADR (b)	246,548	8,365,374
Regeneron Pharmaceuticals Inc	101,400	64,310,922
		130,320,043
Health Care Equipment & Supplies - 2.5%
Artivion Inc (b)	293,700	7,219,146
Boston Scientific Corp (b)	1,371,300	138,336,744
TransMedics Group Inc (a)(b)	646,000	43,462,880
		189,018,770
Health Care Providers & Services - 1.3%
GeneDx Holdings Corp Class A (b)	42,600	3,772,869
Tenet Healthcare Corp (b)	66,900	8,998,050
UnitedHealth Group Inc	168,100	88,042,375
		100,813,294
Health Care Technology - 1.0%
Doximity Inc Class A (b)	1,245,172	72,257,331
Life Sciences Tools & Services - 1.3%
Danaher Corp	129,000	26,445,000
Thermo Fisher Scientific Inc	134,700	67,026,720
		93,471,720
Pharmaceuticals - 3.1%
Eli Lilly & Co	279,200	230,594,072
TOTAL HEALTH CARE		816,475,230

Industrials - 9.3%
Aerospace & Defense - 2.0%
BWX Technologies Inc	124,300	12,262,195
Howmet Aerospace Inc	466,800	60,557,964
Karman Holdings Inc (a)	17,400	581,508
Standardaero Inc	41,800	1,113,552
TransDigm Group Inc	56,200	77,740,898
		152,256,117
Building Products - 2.0%
AZEK Co Inc/The Class A (b)	657,900	32,164,731
Builders FirstSource Inc (b)	254,100	31,747,254
Tecnoglass Inc	466,300	33,363,765
Trane Technologies PLC	153,700	51,784,604
		149,060,354
Construction & Engineering - 0.9%
Bowman Consulting Group Ltd (b)	70,722	1,543,861
EMCOR Group Inc	66,280	24,499,076
Quanta Services Inc	169,754	43,148,072
		69,191,009
Electrical Equipment - 1.2%
Eaton Corp PLC	158,900	43,193,787
GE Vernova Inc	102,900	31,413,312
Vertiv Holdings Co Class A	236,600	17,082,520
		91,689,619
Machinery - 2.0%
Chart Industries Inc (b)	183,700	26,518,932
Deere & Co	17,200	8,072,820
Parker-Hannifin Corp	152,100	92,453,985
Westinghouse Air Brake Technologies Corp	123,900	22,469,265
		149,515,002
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	246,500	12,132,730
Professional Services - 0.4%
CACI International Inc (b)	18,500	6,788,020
KBR Inc	506,400	25,223,784
		32,011,804
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd	56,900	6,317,607
WW Grainger Inc	36,300	35,858,229
		42,175,836
TOTAL INDUSTRIALS		698,032,471

Information Technology - 25.0%
Communications Equipment - 0.0%
Ciena Corp (b)	10,500	634,515
IT Services - 0.2%
Gartner Inc (b)	43,800	18,384,612
Semiconductors & Semiconductor Equipment - 10.4%
Aehr Test Systems (b)	100,000	729,000
Applied Materials Inc	259,500	37,658,640
Astera Labs Inc (b)	92,400	5,513,508
Broadcom Inc	239,500	40,099,485
Lam Research Corp	432,000	31,406,400
Marvell Technology Inc	797,800	49,120,546
Micron Technology Inc	743,900	64,637,471
NVIDIA Corp	4,964,800	538,085,024
		767,250,074
Software - 9.1%
Adobe Inc (b)	129,400	49,628,782
Agilysys Inc (b)	39,200	2,843,568
Cadence Design Systems Inc (b)	237,600	60,428,808
Microsoft Corp	1,445,140	542,491,105
OpenAI Global LLC rights (b)(e)(f)	2,486,039	3,629,617
SailPoint Inc	44,800	840,000
ServiceTitan Inc Class A (a)(b)	3,900	370,929
Weave Communications Inc (b)	1,550,800	17,198,372
		677,431,181
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc	1,792,700	398,212,451
TOTAL INFORMATION TECHNOLOGY		1,861,912,833

Materials - 1.4%
Chemicals - 0.6%
Corteva Inc	462,800	29,124,004
Sherwin-Williams Co/The	39,200	13,688,248
		42,812,252
Construction Materials - 0.2%
Martin Marietta Materials Inc	33,500	16,017,355
Metals & Mining - 0.6%
ATI Inc (b)	62,500	3,251,875
Freeport-McMoRan Inc	1,156,900	43,800,234
		47,052,109
TOTAL MATERIALS		105,881,716

Real Estate - 0.5%
Health Care REITs - 0.5%
Welltower Inc	254,200	38,945,982
Utilities - 1.7%
Electric Utilities - 0.6%
Constellation Energy Corp	236,900	47,766,147
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp	679,100	79,753,504
TOTAL UTILITIES		127,519,651

TOTAL UNITED STATES		6,752,575,908
TOTAL COMMON STOCKS (Cost $4,738,410,603)		7,389,191,203

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	100,674,284	100,694,419
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	31,361,429	31,364,565
TOTAL MONEY MARKET FUNDS (Cost $132,058,753)			132,058,984

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,870,469,356)	7,521,250,187
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(50,850,383)
NET ASSETS - 100.0%	7,470,399,804

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,810,516 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,810,516 or 0.2% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,629,617 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
OpenAI Global LLC rights	9/30/24	2,486,039

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	76,967,087	3,502,977,086	3,479,249,754	3,752,794	1,596	(1,596)	100,694,419	100,674,284	0.2%
Fidelity Securities Lending Cash Central Fund	9,384,150	197,770,587	175,790,172	16,496	-	-	31,364,565	31,361,429	0.1%
Total	86,351,237	3,700,747,673	3,655,039,926	3,769,290	1,596	(1,596)	132,058,984	132,035,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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